SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSSES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Credit Loss [Abstract]
Balance at beginning of the year	$ 386,717	$ 197,928
Written off		(54,440)
Additions	164,498	243,229
Balance at end of the year	$ 551,215	$ 386,717